October 17, 1996
                           DREYFUS SHORT TERM
                            HIGH YIELD FUND
                        SUPPLEMENT TO PROSPECTUS
                         DATED AUGUST 15, 1996
        THE FOLLOWING INFORMATION SUPERSEDES THE INFORMATION CONTAINED IN THE LAST SENTENCE OF THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "APPENDIX--INVESTMENT TECHNIQUES--FORWARD COMMITMENTS":
        A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.
                                                                    044s101796



                                                      October 17, 1996

                            DREYFUS INCOME FUNDS

                         DREYFUS EQUITY DIVIDEND FUND
                      DREYFUS HIGH YIELD SECURITIES FUND
                      DREYFUS SHORT TERM HIGH YIELD FUND
                        DREYFUS STRATEGIC INCOME FUND

                Supplement to Statement of Additional Information
                          Dated September 20, 1996

     The following information supersedes the information contained in the fourth sentence of the paragraph of the Company's Combined Statement of Additional Information entitled "Investment Objectives and Management Policies -- Management Policies -- Leverage":

     To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

     The following information supersedes the information contained in the fourth paragraph of the section of the Company's Statement of Additional Information entitled "Investment Objectives and Management Policies -- Management Policies -- Short-Selling":

     Until a Fund closes its short position or replaces the borrowed security, it will:
(a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

     The following information supersedes the information contained in the fourth paragraph of the section of the Company's Statement of Additional Information entitled "Investment Objectives and Management Policies -- Management Policies -- Futures Transactions -- In General":

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity.

     The following information supersedes the information contained in the second paragraph of the section of the Company's Statement of Additional Information entitled "Investment Objectives and Management Policies -- Management Policies -- Options -- In General":

     A covered call option written by a Fund is a call option with respect to which a Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when permissible liquid assets having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

     The following information supersedes the information contained in the last sentence of the first paragraph of the section of the Company's Statement of Additional Information entitled "Investment Objectives and Management Policies -- Management Policies -- Forward Commitments":

     A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.